BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash (Note 2)
Prepaid expenses (Note 4)	$ 17,000	$ 17,000	$ 17,000
TOTAL ASSETS	17,000	17,000	17,000
Current liabilities:
Accounts payable and accrued expenses (Note 8)	43,819	42,740	37,265
Total current liabilities	43,819	42,740	37,265
Convertible promissory note payable (Notes 2 and 6)	50,000	50,000	50,000
STOCKHOLDERS' (DEFICIT) (Note 5):
Common stock, $0.001 par value, 50,000,000 shares authorized; 3,800,000 shares issued and outstanding	3,800	3,800	3,800
Additional paid-in capital	34,200	34,200	34,200
Accumulated (deficit)	(114,819)	(113,740)	(108,265)
Total stockholders' (deficit)	(76,819)	(75,740)	(70,265)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 17,000	$ 17,000	$ 17,000